Fair Value Measurement - Schedule of Fair Value Disclosed or Measured on Non-Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible Assets (excluding goodwill), Total losses in the year ended	$ 0	$ 0	$ 0
Non-Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair value	108,901	108,416
Intangible Assets, Fair value	$ 63,589	$ 74,477